     As filed with the Securities and Exchange Commission on May 1, 2000.

--------------------------------------------------------------------------------

                                                              File No. 333-25045

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 3

        TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                            (Exact Name of Trust)

                      GLENBROOK LIFE AND ANNUITY COMPANY
                              (Name of Depositor)

                               3100 SANDERS ROAD
                             NORTHBROOK, IL 60062
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                           MICHAEL J. VELOTTA, ESQ.
                      GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                             NORTHBROOK, IL 60062
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:
  RICHARD T. CHOI, ESQUIRE                     TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                        ALFS, INC
 1050 CONNECTICUT AVENUE, N.W.                     3100 SANDERS ROAD
          SUITE 825                              NORTHBROOK, IL 60062
 WASHINGTON, D.C. 20036-5366

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

       IF APPROPRIATE, CHECK THE FOLLOWING BOX:

//This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities being offered - interests in Glenbrook Life AIM Variable Life Separate Account A of Glenbrook Life and Annuity Company under modified single premium variable life insurance contracts.

Approximate date of proposed public offering:  continuous.

                          PROSPECTUS DATED MAY 1, 2000

                  AIM LIFETIME PLUSSM VARIABLE LIFE INSURANCE

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 Sanders Road
                           Northbrook, Illinois 60062
                            Telephone (800) 776-6978

   This prospectus describes the AIM Lifetime PlusSM Variable Life Insurance Contract, a modified single premium variable life insurance contract (the "Contract") offered by Glenbrook Life and Annuity Company ("we," "us," or the "Company") for prospective insured persons ages 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

   The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 33. YOU WILL BE TAXED ON ANY LOAN, DISTRIBUTION OR OTHER AMOUNT YOU RECEIVE FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. ANY AMOUNTS THAT ARE TAXABLE DISTRIBUTIONS WILL BE SUBJECT TO A 10% ADDITIONAL PENALTY TAX, WITH CERTAIN EXCEPTIONS.

   The minimum initial premium payment that the Company will accept is $10,000. Premiums are allocated to Glenbrook Life AIM Variable Life Separate Account A (the "Variable Account"). The Variable Account invests in shares of the portfolios of the AIM Variable Insurance Funds (the "Trust"). Trust currently has seventeen portfolios (the "Funds") available for investment by the Variable Account. Not all of the Funds may be available for investment under your Contract. You should check with your representative for further information on the availability of the Funds.

   There is no guaranteed minimum Account Value for a Contract. Your Account Value in the Contract will vary up or down to reflect the investment experience of the Funds underlying the sub-accounts of the Variable Account (the "Variable Sub-Accounts") to which you have allocated premiums. You bear the entire investment risk for all amounts so allocated. The Contract continues in effect so long as the Cash Surrender Value is sufficient to pay the monthly charges under the Contract (the "Monthly Deduction Amount").

   The Contract provides for an Initial Death Benefit shown on the Contract Data page. The death benefit (the "Death Benefit") payable under a Contract may be greater than the Initial Death Benefit but so long as the Contract continues in effect, will never be less than the Initial Death Benefit if you make no withdrawals. The Account Value will, and under certain circumstances the Death Benefit may, increase or decrease based on the investment experience of the underlying Funds of the Variable Sub-Accounts to which you have allocated premiums. At the death of the Insured, we will pay a Death Benefit to the beneficiary.

   IT MAY NOT BE TO YOUR ADVANTAGE TO PURCHASE VARIABLE LIFE INSURANCE EITHER AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.

                               IMPORTANT NOTICES

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

   THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

   THE CONTRACTS ARE NOT FDIC INSURED.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
OVERVIEW
Special Terms..............................................................   4
Summary....................................................................   6
Fees and Expenses..........................................................  10
The Company................................................................  13
The Variable Account.......................................................  13
The Funds..................................................................  13
AIM Variable Insurance Funds...............................................  14
Investment Advisor for the Funds...........................................  16

CONTRACT FEATURES
The Contract
  Application for a Contract...............................................  16
  Premiums.................................................................  16
  Allocation of Premiums...................................................  17
  Accumulation Unit Values.................................................  17
Deductions and Charges
  Monthly Deductions.......................................................  18
  Cost of Insurance Charge.................................................  18
  Tax Expense Charge.......................................................  19
  Administrative Expense Charge............................................  19
  Other Deductions.........................................................  20
  Mortality and Expense Risk Charge........................................  20
  Annual Maintenance Fee...................................................  20
  Taxes Charged Against the Variable Account...............................  20
  Charges Against the Funds................................................  20
  Withdrawal Charge........................................................  20
  Due and Unpaid Premium Tax Charge........................................  21
Contract Benefits and Rights
  Death Benefit............................................................  21
  Accelerated Death Benefit................................................  22
  Confinement Waiver Benefit...............................................  22
  Account Value............................................................  22
  Transfer of Account Value................................................  23
  Dollar Cost Averaging....................................................  23
  Automatic Portfolio Rebalancing..........................................  23
Access to Your Money
  Contract Loans...........................................................  24
  Amount Payable on Surrender of the Contract..............................  25
  Partial Withdrawals......................................................  25
  Free Withdrawal Amount...................................................  25
  Payment Options..........................................................  25
  Maturity.................................................................  26
  Lapse and Reinstatement..................................................  26
  Cancellation and Exchange Rights.........................................  27
  Suspension of Valuation, Payments and Transfers..........................  27
Other Matters
  State Exceptions.........................................................  27
  Last Survivor Contracts..................................................  27

                                                                            Page
                                                                            ----
  Voting Privileges........................................................  28
  Statements to Contract Owners............................................  28
  Limit on Right to Contest................................................  29
  Misstatement of Age and Sex..............................................  29
  Beneficiary..............................................................  29
  Assignment...............................................................  29
  Dividends................................................................  29
  Distribution of the Contracts............................................  29
  Safekeeping of the Variable Account's Assets.............................  29
Federal Tax Considerations
  Introduction.............................................................  30
  Taxation of the Company and the Variable Account.........................  30
  Taxation of Contract Benefits............................................  30
  Modified Endowment Contracts.............................................  31
  Diversification Requirements.............................................  32
  Ownership Treatment......................................................  32
  Policy Loan Interest.....................................................  35

OTHER INFORMATION
Additional Information About the Company
  Executive Officers and Directors of the Company..........................  33
  Year 2000................................................................  35
  Legal Proceedings........................................................  35
  Legal Matters............................................................  35
  Registration Statement...................................................  35
  Experts..................................................................  36
  Financial Information....................................................  36
  Financial Statements..................................................... F-2

                                 SPECIAL TERMS

   This prospectus uses a number of important terms that you may not be familiar with. The first use of each term in this prospectus appears in bold. As used in this prospectus, the following terms have the indicated meanings indicated below.

   Account Value: The aggregate value under a Contract of the Variable Sub-Accounts and the Loan Account.

   Accumulation Unit: An accounting unit of measure used to calculate the value of a Variable Sub-Account.

   Age: The Insured's age at the Insured's last birthday.

   Cash Surrender Value: The Cash Value less all Indebtedness and the Annual Maintenance Fee, if applicable.

   Cash Value: The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges. Code: The Internal Revenue Code of 1986, as amended.

   Contract: The Glenbrook Life and Annuity Company Modified Single Premium Variable Life Insurance Contract, known as the AIM Lifetime PlusSM Variable Life Insurance Contract and described in this prospectus. In some states, the Contracts may be issued in the form of a group Contract. In those states, certificates will be issued evidencing a purchaser's rights under the group Contract. The terms "Contract" and "Contract Owner," as used in this prospectus, refer to and include such a certificate and certificate owner, respectively.

   Contract Anniversary: The same day and month as the Contract Date for each subsequent year the Contract remains in force.

   Contract Date: The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries, Contract Years and Contract months are determined.

   Contract Owner: The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.

   Contract Years: Annual periods computed from the Contract Date.

   Death Benefit: The greater of (1) the Specified Amount or (2) the Account Value on the date of death multiplied by the death benefit ratio as specified in the Contract.

   Free Withdrawal Amount: The amount of a surrender or partial withdrawal that is not subject to a Withdrawal Charge. This amount in any Contract Year is 10% of total premiums paid.

   Initial Death Benefit: The Initial Death Benefit under a Contract is shown on the Contract Data page.

   Indebtedness: All Contract loans, if any, and accrued loan interest.

   Insured: The person whose life is insured under a Contract.

   Loan Account: An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on and is different from the investment experience of the Variable Account.

   Monthly Activity Date: The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates occur on the same day of the month as the Contract Date. If there is no date equal to the Monthly Activity Date in a particular month, the Monthly Activity Date will be the last day of that month.

   Monthly Deduction Amount: A deduction on each Monthly Activity Date for the cost of insurance charge, the tax expense charge and the administrative expense charge.

   Specified Amount: The minimum death benefit under a Contract, equal to the Initial Death Benefit on the Contract Date. Thereafter it may change in accordance with the terms of the partial withdrawal and the subsequent premium provisions of the Contract.

   Valuation Day: Every day the New York Stock Exchange is open for trading. The value of the Variable Account is determined at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each valuation day.

   Valuation Period: The period between the close of regular trading on the New York Stock Exchange on successive Valuation Days.

   Variable Account: Glenbrook Life AIM Variable Life Separate Account A, an account established by the Company to separate the assets funding the Contracts from other assets of the Company.

   Variable Sub-Account: A portion of the Variable Account invested in shares of a corresponding Fund. The investment performance of each Variable Sub-Account is linked directly to the investment performance of a corresponding Fund.

                                    SUMMARY

The Contract

   The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." This means that unlike the fixed benefits of ordinary whole life insurance, the Account Value of a Contract will increase or decrease based on the investment experience of the Funds underlying the Variable Sub-accounts to which you have allocated premiums. The Death Benefit also may increase or decrease under certain circumstances, but so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if you make no withdrawals. We credit the Contracts with units (the "Accumulation Units") to calculate Account Values. You may transfer your Account Value among the Variable Sub-accounts.

   We issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 30.

The Variable Account and the Funds

   The Variable Account funds the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission ("SEC"), under the Investment Company Act of 1940 ("1940 Act"). It consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund.

   You should read the prospectus for the Trust in connection with the purchase of a Contract. We have summarized the investment objectives of each of the Funds below under the Trust, beginning on page 15. The Fund Series has a total of seventeen Funds available under the Contracts. The Funds include:

  . AIM V.I. Aggressive Growth Fund       . AIM V.I. Government Securities
  . AIM V.I. Balanced Fund                  Fund
  . AIM V.I. Blue Chip Fund               . AIM V.I. Growth Fund
  . AIM V.I. Capital Appreciation Fund    . AIM V.I. Growth and Income Fund
  . AIM V.I. Capital Development Fund     . AIM V.I. High Yield Fund
  . AIM V.I. Dent Demographic Trends Fund . AIM V.I. International Equity Fund
  . AIM V.I. Diversified Income Fund      . AIM V.I. Money Market Fund
  . AIM V.I Global Growth and Income Fund . AIM V.I. Telecommunications and
  . AIM V.I. Global Utilities Fund          Technology Fund*
                                          . AIM V.I. Value Fund

* Effective May 1, 2000, the Fund's name was changed from AIM V.I. Telecommunications Fund to AIM V.I. Telecommunications and Technology Fund to reflect changes in its investment policies. We have made a corresponding change in the name of the variable Sub-Account that invests in that Fund.

   The assets of each Fund are held separately from the other Funds. Each Fund has distinct investment objectives and policies which the accompanying prospectus for the Fund Series describes more completely. Not all of the Funds may be available for investment under your Contract.

Premiums

   The Contract requires the Contract Owner to pay an initial premium of at least $10,000. Additional premium payments may be made subject to the following conditions:

  . you may make only one premium payment in any Contract Year;

  . the minimum additional premium payment is $500;

  . the attained age of the insured must be less than 86; and

  . absent submission of new evidence of insurability of the Insured, the maximum additional premium payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed

   Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial premium payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

   Additional premium payments may require an increase in the Specified Amount for the Contract to meet the definition of a life insurance contract under the Code. Other than for the "Guaranteed Additional Payment," we reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in the Specified Amount. We reserve the right to reject an additional premium payment for any reason. You may, however, pay additional premiums at any time and in any amount necessary to avoid termination of the Contract.

Deductions and Charges

   On each Monthly Activity Date, we will deduct a Monthly Deduction Amount from your Account Value. The Monthly Deduction Amount is taken pro rata from each Variable Sub-Account to which you have allocated Account Value. The Monthly Deduction Amount includes:

  . a cost of insurance charge,

  . a tax expense charge,

  . and an administrative expense charge.

   The monthly cost of insurance charge is to cover our anticipated mortality costs. The monthly tax expense charge is imposed at an equivalent annual rate of 0.40% for the first ten Contract Years. This charge compensates us for premium taxes imposed by various states and local jurisdictions and for federal taxes resulting from the application of Section 848 of the Code. The charge includes a premium tax deduction of 0.25% of Account Value and a federal tax deduction of 0.15% of Account Value. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Because this charge represents an average premium tax of 2.5% (premium taxes vary by state and can range from 0-3.5%), this charge may not correspond to the premium tax (if any) of your state. The monthly administrative charge is equivalent to an annual rate of 0.25%. This charge compensates us for administrative expenses incurred in the administration of the Variable Account and the Contracts.

   We will also deduct from the Variable Account assets a daily charge, equivalent to an annual rate of 0.90% of average daily net assets, for the mortality risks and expense risks we assume in relation to the Contracts.

   If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Deductions and Charges--Monthly Deductions," page 21, and "Access to Your Money--Lapse and Reinstatement," page 29.

   We will deduct an Annual Maintenance Fee of $35 on each Contract Anniversary from the Variable Sub-Accounts to which you have allocated Account Value, in proportion to the amounts so allocated. We will waive this fee if total premiums paid are $50,000 or more. See "Deductions and Charges--Other Deductions--Annual Maintenance Fee," page 22.

   You should review the prospectus for the Trust which accompanies this prospectus for a description of the charges and expenses borne by the Funds in connection with their operations. See "Deductions and Charges-- Other Deductions--Charges Against the Funds," page 22.

   Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth below:

                                                             Percentage Of
      Contract Year                                    Initial Premium Withdrawn
      -------------                                    -------------------------
      1...............................................           7.75%
      2...............................................           7.75%
      3...............................................           7.75%
      4...............................................           7.25%
      5...............................................           6.25%
      6...............................................           5.25%
      7...............................................           4.25%
      8...............................................           3.25%
      9...............................................           2.25%
      10+.............................................           0.00%

   We impose the Withdrawal Charge to cover a portion of the sales expense we incur in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses. See "Deductions and Charges-- Other Deductions--Withdrawal Charge," pages 22-23.

   During the first nine Contract Years, we impose an additional premium tax charge on full or partial withdrawals. This charge ranges from a maximum of 2.25% in the first Contract Year, decreasing 0.25% in each of the next nine Contract Years, with no charge thereafter. See "Deductions and Charges--Other Deductions--Due and Unpaid Premium Tax Charge," page 23.

   For a discussion of the tax consequences of a full or a partial withdrawal, see "Federal Tax Considerations," page 33.

Death Benefit

   At the death of the Insured and while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit determined on the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the death benefit ratio as found in the Contract. See "Contract Benefits and Rights--Death Benefit," page 24.

Account Value

   The Account Value of your Contract will increase or decrease to reflect:

  . the investment experience of the Funds underlying the Variable Sub-
    Accounts to which you have allocated Account Value;

  . interest credited to the Loan Account; and

  . deductions for the mortality and expense risk charge, the Monthly
    Deduction Amount, and the Annual Maintenance Fee. There is no minimum Guaranteed Account Value. You bear the risk of your investment in the Variable Sub-accounts. See "Contract Benefits and Rights--Account Value," page 25.

Contract Loans

   Two types of cash loans are available from the Company. You may obtain one or both. Both types of loans are secured by your Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the sum of:

  . the amount of all loans existing on the date of the loan request
    (including loan interest to the next Contract Anniversary);

  . any Annual Maintenance Fee due on or before the next Contract
    Anniversary; and

  . any due and unpaid Monthly Deduction Amounts.

   See "Access to Your Money--Contract Loans," page 27. See also "Federal Tax Considerations," page 33, for a discussion of the potential tax consequences.

Lapse

   Under certain circumstances your Contract may terminate if its Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. If this happens, we will give you (1) written notice, and (2) a 61 day grace period during which you may pay additional amounts to continue the Contract. See "Access to Your Money--Contract Loans," page 27 and "Lapse and Reinstatement," page 29.

Cancellation and Exchange Rights

   You have a limited right to return the Contract for cancellation. This right to return exists during the cancellation period. The cancellation period is a number of days (which varies by state) as specified in your Contract. To exercise this cancellation right, we may require that you return the Contract for cancellation by mail or hand delivery to the Company at our headquarters, or to the agent who sold you the Contract, within the cancellation period following delivery of the Contract to you. If the Contract is returned for cancellation within the cancellation period, we will return to you within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. Certain states may require a return of premium without such adjustments. In those states, and if the procedure has been approved by the state, the Company reserves the right to allocate all premium payments made prior to the expiration of the cancellation period to the AIM V.I. Money Market Sub-account.

   Once the Contract is in effect, you may be able to exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make available a permanent life insurance contract offered by us or any company affiliated with us without evidence of insurability. See "Access to Your Money--Cancellation and Exchange Rights," page 29.

Tax Consequences

   The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 33.

Personalized Illustrations

   We will furnish, upon request and at no charge, a personalized illustration based on the proposed Insured's age, sex, and underwriting classification. Where applicable, we will also furnish upon request an illustration for a Contract that is not affected by the sex of the Insured. These personalized illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that we have included in our registration statement for the Contracts. See "Additional Information about the Company-- Registration Statement," page 38, for further information.

Fees and Expenses

   The following tables are designed to help you understand the various fees and expenses that you will bear, directly or indirectly, as a Contract Owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Funds that you will bear indirectly when you purchase a Contract. For further information, see "Deductions and Charges," page 21.

   Account Value Charges (deducted monthly and shown as an annualized percentage of Account Value):(1)

                        CONTRACT CHARGES AND DEDUCTIONS

                             Current(2)                          Maximum
                             ----------                          -------
  Cost of Insurance         Single Life                        Single Life
   Charge                   -----------                        -----------
    Standard:       0.65% (Contract Years 1-10)  Standard--Ranges from $0.06 per $1,000
                    0.55% (Contract Years 11+)   of net amount at risk (younger
                                                 ages) up to $82.50 per $1,000 of net
                                                 amount at risk (age 99)
    Special:        1.00% (Contract Years 1-10)  Special--Ranges from $0.12 per
                    0.90% (Contract Years 11+)   $1,000 of net amount at risk
                                                 (younger ages) up to $82.92 per $1,000
                                                 of net amount at risk (age 99).

                             Joint Life                         Joint Life
                             ----------                         ----------
    Standard:       0.30% (Contract Years 1-10)  Standard--Ranges from $0.00015 per
                    0.20% (Contract Years 11+)   $1,000 of net amount at risk
                                                 (younger ages) up to $61.995 per $1,000
                                                 of net amount at risk (age 99)
    Special:        0.65 % (Contract Years 1-10) Special--Ranges from $0.00061 per $1,000
                    0.55% (Contract Years 11+)   of net amount at risk (younger ages)
                                                 up to $78.71083 per $1,000 of net
                                                 amount at risk (age 99).

Administrative Expense Charge       0.25%
Tax Expense Charge                  0.40%(3)
Annual Separate Account Charges
 (deducted daily and shown as a
 percentage of average net assets):
  Mortality and Expense Risk Charge 0.90%
  Federal Income Tax Charge         Currently none(4)
Annual Maintenance Fee:             $35(5)
Transfer Charges:                   $10(6)
Maximum Withdrawal Charge:          7.75% of initial premium withdrawn(7)
Due and Unpaid Premium Tax Charge:  2.25% OF INITIAL PREMIUM WITHDRAWN(8)

--------
(1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges--Cost of Insurance Charge," page 21.
(2) The actual amount of insurance purchased will depend on the insured's age, sex (where permitted under state law) and rate class. See "Deductions and Charges--Cost of Insurance Charge," page 21. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.
(3) This charge includes a premium tax deduction of 0.25%, and a federal tax deduction of 0.15%, of Account Value. This charge is assessed only during the first 10 Contract Years. See "Deductions and Charges--Tax Expense Charge," page 22.
(4) The Company does not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, though it reserves the right to do so in the future. See "Deductions and Charges--Taxes Charged Against the Variable Account," page 22.
(5) We waive this fee if total premiums paid are $50,000 or more.
(6) We currently do not impose this charge on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging.
(7) This charge applies only upon withdrawals of the initial premium paid at the time you purchase the Contract. It does not apply to withdrawals of any additional premium payments paid under a Contract. The withdrawal charge declines to 0% over ten years and is imposed to cover a portion of the sales expense incurred by the Company in distributing the Contracts. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page
    22. We will not impose a withdrawal charge on any withdrawl to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge would thenwise exceed 9% of total premiums paid prior to the Withdrawal. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page 22. Withdrawal Charges will be assessed on withdrawals in excess of the Free Withdrawal Amount.
(8) This charge applies only upon withdrawals of the initial premium paid at the time you purchase the Contract. It does not apply to withdrawals of any additional payments paid under a Contract. The charge for due and unpaid premium tax declines by 0.25% each year over nine years resulting in 0% charge in Contract Year 10. The charge is imposed on full or partial withdrawals in excess of the Free Withdrawal Amount.

                             FUND ANNUAL EXPENSES
                (after Voluntary Reductions and Reimbursements)
          (as a percentage of Portfolio average daily net assets)(1)

                                        Management                Total Annual
Fund                                       Fees    Other Expenses Fund Expenses
----                                    ---------- -------------- -------------
AIM V.I. Aggressive Growth Fund(2).....   0.00%        1.19%          1.19%
AIM V.I. Balanced Fund(2)..............   0.65%        0.56%          1.21%
AIM V.I. Blue Chip Fund................   0.75%        0.55%          1.30%
AIM V.I. Capital Appreciation Fund.....   0.62%        0.11%          0.73%
AIM V.I. Capital Development Fund(2)...   0.00%        1.23%          1.23%
AIM V.I. Dent Demographic Trends Fund..   0.85%        0.55%          1.40%
AIM V.I. Diversified Income Fund.......   0.60%        0.23%          0.83%
AIM V.I. Global Growth and Income
 Fund(2)...............................   0.97%        0.37%          1.34%
AIM V.I. Global Utilities Fund.........   0.65%        0.49%          1.14%
AIM V.I. Government Securities Fund....   0.50%        0.40%          0.90%
AIM V.I. Growth Fund...................   0.63%        0.10%          0.73%
AIM V.I. Growth and Income Fund........   0.61%        0.16%          0.77%
AIM V.I. High Yield Fund(2)............   0.35%        0.79%          1.14%
AIM V.I. International Equity Fund.....   0.75%        0.22%          0.97%
AIM V.I. Money Market Fund.............   0.40%        0.20%          0.60%
AIM V.I. Telecommunications and
 Technology Fund.......................   1.00%        0.27%          1.27%
AIM V.I. Value Fund....................   0.61%        0.15%          0.76%

--------
(1) Figures shown in the table are for the year ended December 31, 1999, except for the AIM V.I. Blue Chip, Dent Demographic Trends, Global Growth and Income, and Telecommunications and Technology Funds which commenced operations on December 29, 1999, December 29, 1999, October 15, 1999 and October 15, 1999 respectively. For these funds, the management fee, other expenses and total annual fund operating expenses are based on estimates for the Funds' first full fiscal year.
(2) Absent voluntary reductions and reimbursements for certain Funds, management fees, other expenses, and total annual fund expenses expressed as a percentage of average net assets of the Funds would have been as follows:

                               Management  Other   Total Annual
      Fund                        Fees    Expenses Fund Expenses
      ----                     ---------- -------- -------------
      AIM V.I. Aggressive
       Growth Fund............   0.80%     1.62%       2.42%
      AIM V.I. Balanced Fund..   0.75%     0.56%       1.31%
      AIM V.I. Capital
       Development Fund.......   0.75%     2.67%       3.42%
      AIM V.I. Global Growth
       and Income Fund........   1.00%     0.37%       1.37%
      AIM V.I. High Yield
       Fund...................   0.63%     0.79%       1.42%

                                  THE COMPANY

   The Company is the issuer of the Contract. The Company is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, the Company was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. From 1965 to 1983, the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992, the Company was known as "William Penn Life Assurance Company of America." The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

   The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation.

   The Company and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of the Company's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to the Company; and the Company remains the sole obligor under the Contract to you.

   Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Glenbrook. A.M. Best Company also assigns Glenbrook the rating of A+(r) because Glenbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns AA+ (Excellent) to Glenbrook's financial strength and Moody's assigns an Aa2 (Excellent) financial strength rating to Glenbrook. Glenbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

                              THE VARIABLE ACCOUNT

General

   The Company established the Variable Account on January 15, 1996. The Variable Account is a segregated asset account under Arizona law. Under Arizona law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Funds

   The Variable Account will invest in shares of the AIM Variable Insurance Funds. The Trust is registered with the SEC as an open-end, series, management investment company. Registration of the Trust does not involve supervision of its management, investment practices or policies by the SEC. The Trust has seventeen portfolios (the "Funds" or, each, a "Fund"). The Funds are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to those funded through the Variable Account.

   It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor the Trust currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, the Trust's Board of Trustees will monitor events to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response. If the Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company would bear the attendant expenses.

   We re-invest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Fund in shares of that Fund at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are separate and are credited to or charged against the Variable Sub-Account without regard to the income, gains or losses of any other Variable Sub-Account or from any other business of the Company. We will (1) purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions; and (2) redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any. The Trust is required to redeem Fund shares at net asset value and to make payment of such redemptions within seven days.

   We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners, and prior approval of the Commission to the extent required under the 1940 Act. We reserve the right to establish additional Variable Sub-accounts of the Variable Account, each of which would invest in shares of another Fund or in the portfolios of other investment companies. Subject to Contract Owner approval, we also reserve the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which the Company is the depositor, or to operate the Variable Account as a management investment company under the 1940 Act.

   Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of that Fund. See the accompanying prospectus for the Fund Series for further information on these policies and restrictions.

                          AIM VARIABLE INSURANCE FUNDS

   AIM Variable Insurance Funds, the Trust, offers seventeen Funds for use with this Contract. Each Fund has different investment objectives and policies and operates as a separate investment fund. The following is a brief description of the investment objectives of the Funds. For a more complete description, please see the prospectus of the Trust which accompanies this prospectus.

   AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund") is a diversified Fund which seeks to achieve long-term growth of capital.

   AIM V.I. Balanced Fund ("Balanced Fund") is a diversified Fund which seeks to achieve as high a total return as possible, consistent with preservation of capital.

   AIM V.I. Blue Chip Fund ("Blue Chip Fund") is a diversified Fund which seeks to achieve long-term growth of capital with a secondary objective of current income.

   AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund") is a diversified Fund which seeks growth of capital.

   AIM V.I. Capital Development Fund ("Capital Development Fund") is a diversified Fund which seeks long-term growth of capital.

   AIM V.I. Dent Demographic Trends Fund ("Dent Demographic Trends Fund") is a diversified Fund which seeks long-term growth of capital.

   AIM V.I. Diversified Income Fund ("Diversified Income Fund") is a diversified Fund which seeks a high level of current income.

   AIM V.I. Global Growth and Income Fund ("Global Growth and Income Fund") is a diversified Fund which seeks long-term growth of capital together with current income.

   AIM V.I. Global Utilities Fund ("Global Utilities Fund") is a nondiversified Fund which seeks a total return.

   AIM V.I. Government Securities Fund ("Government Fund") is a diversified Fund which seeks a high level of current income consistent with reasonable concern for safety of principal.

   AIM V.I. Growth Fund ("Growth Fund") is a diversified Fund which seeks growth of capital.

   AIM V.I. Growth and Income Fund ("Growth & Income Fund") is a diversified Fund which seeks growth of capital with a secondary objective of current income.

   AIM V.I. High Yield Fund ("High Yield Fund") is a diversified Fund which seeks to achieve a high level of current income.

   AIM V.I. International Equity Fund ("International Fund") is a diversified Fund which seeks long-term growth of capital.

   AIM V.I. Money Market Fund ("Money Market Fund") is a diversified Fund which seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

   AIM V.I. Telecommunications and Technology Fund ("Telecommunications and Technology Fund") is a diversified Fund which seeks long-term growth of capital.

   AIM V.I. Value Fund ("Value Fund") is a diversified Fund which seeks long-term growth of capital and income as a secondary objective.

   An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

   Each Fund's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

   All dividends and capital gains distributions from the Funds are automatically reinvested in shares of the distributing Fund at their net asset value.

   Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. If the Fund is closed, Contract owners maintaining an allocation of Contract Value in that Fund will nevertheless be permitted to allocate additional purchase payments to the Fund.

   There is no assurance that the Funds will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Funds, as well as information regarding the risks associated with each Fund, can be found in the current prospectus for the Trust accompanying this prospectus. You should read the prospectus for the Trust in conjunction with this prospectus.

   YOU SHOULD READ THE FUND SERIES PROSPECTUS CAREFULLY BEFORE YOU MAKE ANY DECISION CONCERNING THE ALLOCATION OF PREMIUM PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

 Investment Advisor For The Funds

   A I M Advisors, Inc. ("AIM") serves as the investment advisor to each Fund. AIM was organized in 1976, and together with its domestic subsidiaries, manages or advises over 50 investment company portfolios (including the Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe, and the Pacific Region.

                                  THE CONTRACT

Application for a Contract

   Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds ages 0-85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules; we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium to the applicant. We will not change the terms or conditions of a Contract without the consent of the Contract Owner except where necessary to comply with tax laws or maintain the status of the Contract under then applicable law.

   Once we have received the initial premium and approved the underwriting, we will issue the Contract on the date we have received the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date the Company receives the initial premium, coverage under a Contract may begin before the Contract is actually issued. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

   If the initial premium is over the limits we establish from time to time (currently $1,000,000), we will not accept the initial payment with the application. In other cases, where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

Premiums

   The Contract is designed to permit an initial premium payment and, subject to certain conditions, additional premium payments. The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

   Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the age of the Insured according to the following table:

                                                         Simplified Underwriting
      Issue Age                                          Maximum Initial Premium
      ---------                                          -----------------------
      0-34..............................................      Not available
      35-44.............................................            $15,000
      45-54.............................................            $30,000
      55-64.............................................            $50,000
      65-80.............................................           $100,000
      Over age 80.......................................      Not available

   Additional premium payments may be made at any time, subject to the following conditions:

  . only one additional premium payment may be made in any Contract Year;

  . each additional premium payment must be at least $500;

  . attained age of the Insured must be less than 86; and

  . absent submission of new evidence of insurability of the Insured, the maximum additional premium payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of $5,000, or a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

   Additional premium payments may require an increase in the Specified Amount for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code. Other than for the "Guaranteed Additional Payment," the Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in the Specified Amount. We reserve the right to reject any additional premium payment for any reason.

   Unless you request otherwise in writing, any additional premium payment we receive while a Contract loan exists will be applied first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

   You may make additional premium payments at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

Allocation of Premiums

   Upon completion of underwriting, the Company will either issue a Contract, or deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the AIM V.I. Money Market Sub-Account since the date of receipt of the premium, to the Variable Account. We will make that allocation on the date the Contract is issued according to the initial premium allocation instructions specified by you on the application. In the future, the Company may allocate the initial premium to the AIM V.I. Money Market Sub-Account during the cancellation period in those states where state law requires premiums to be returned upon exercise of the cancellation right.

Accumulation Unit Values

   The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund. We determine these values on each Valuation Day by multiplying the Accumulation Unit Value of a particular Variable Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Fund at the end of the current Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Fund at the end of the immediately preceding Valuation Period; and then subtracting from the result an amount equal to the daily deductions for mortality and expense risk charges imposed during the Valuation Period. You should refer to the prospectus for the Trust which accompanies this prospectus for a description of how the assets of the Trust are valued, because those valuations have a direct bearing on the Accumulation Unit Values of the corresponding Variable Sub-Accounts and, therefore, on your Account Value. See "Contract Benefits and Rights--Account Value," page 25.

   We will determine all valuations in connection with a Contract (e.g., with respect to determining Account Value, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium), other than determinations with respect to the initial premium and additional premiums requiring underwriting, on the date we receive the request or payment in good order at our headquarters. However, if such date is not a Valuation Day, we will make the determination on the next succeeding date which is a Valuation Day.

   Specialized Uses of the Contract: Because the Contract provides for an accumulation of Cash Value as well as a death benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes, however, entails certain risks. For example, if the investment performance of the Variable Sub-Accounts to which Account Value is allocated is less than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased. Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon the investment performance of the Variable Sub-Accounts and the amount of a Contract loan, the loan may cause a Contract to lapse. Contractual fees and charges, such as the cost of insurance charge, will apply. The Contract is designed to provide benefits on a long-term basis. Before purchasing a Contract for a specialized purpose, a purchaser should consider whether the long-term nature of the Contract is consistent with the purpose for which it is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Considerations," page 33.)

                             DEDUCTIONS AND CHARGES

Monthly Deductions

   On each Monthly Activity Date, including the Contract Date, we will deduct from your Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with the Contract. We will deduct this amount from the Variable Sub-Accounts in proportion to your Account Value attributable to each Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money--Lapse and Reinstatement," page 29. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount.

   Cost of Insurance Charge: The cost of insurance charge covers the Company's anticipated mortality costs for standard and special risks. Current cost of insurance rates are lower after the 10th Contract Year. The current cost of insurance charge, which is deducted as a specified percentage of your Account Value, will not exceed the guaranteed cost of insurance charge. This guaranteed charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioner's Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance charges per $1,000 will be included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. Special risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioner's Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's special rating.

   The guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because that difference is the amount for which the Company is at risk to pay should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of: (1) the Specified Amount on that date; or
(2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights--Death Benefit" on page 24.)

 Example:

           Specified Amount.                                 =             $100,000
           Account Value on the Monthly Activity Date.       =             $ 30,000
           Insured's attained age.                           =                   45
           Death Benefit ratio for age 45.                   =                 2.15

   On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000 X 2.15 = $64,500). Since the Account Value on that date is $30,000, the guaranteed cost of insurance charges per $1,000 would be applied to the difference ($100,000-$30,000 = $70,000).

   Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15 X $50,000), since this is greater than the Specified Amount ($100,000). The cost of insurance rates in this case would be applied to ($107,500-$50,000) = $57,500.

   Because the Account Value (and, as a result, the amount for which the Company is at risk under a Contract) may vary monthly, the cost of insurance charge may also vary on each Monthly Activity Date. However, once a risk rating class has been assigned to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

   Tax Expense Charge: The Company will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes related to the receipt of premiums under the Contracts. The charge includes a premium tax deduction of 0.25% of Account Value and a federal tax deduction of 0.15% of Account Value. The 0.25% premium tax deduction over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. We will impose the premium tax deduction regardless of a Contract owner's state of residence. Therefore, we deduct this amount from your Account Value whether or not any premium tax applies to your Contract. The deduction may be higher or lower than any premium tax your state imposes. The 0.15% federal tax deduction helps reimburse the Company for approximate expenses incurred for federal taxes resulting from the application of Section 848 of the Code.

   Administrative Expense Charge: We will deduct monthly from your Account Value an administrative expense charge equal to an annual rate of 0.25% of the Account Value. This charge compensates us for administrative expenses incurred in the administration of the Variable Account and the Contracts.

   We take all monthly deductions by canceling Accumulation Units of the Variable Account under the Contract.

Other Deductions

   Mortality and Expense Risk Charge: We will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% of average daily net assets for the mortality risks and expense risk we assume in relation to the Contracts. The mortality risks assumed include the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume the risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because that determination is made on the Monthly Activity Date preceding the death of an Insured. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

   Annual Maintenance Fee: If the aggregate premiums paid on your Contract are less than $50,000, the Company will deduct from your Account Value an Annual Maintenance Fee of $35 on each Contract Anniversary. This fee will help reimburse us for administrative and maintenance costs of the Contracts. We will deduct this fee also upon surrender of the Contract on a date other than a Contract Anniversary.

   Taxes Charged Against the Variable Account: Currently we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to our receipt of premiums under the Contract). The Company may, however, impose such a charge in the future. We may also make charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

   Charges Against the Funds: The Variable Account purchases shares of the Funds at net asset value. The net asset value of each of the Fund's shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. Each of the Fund's investment management fees are a percentage of the average daily value of the net assets of the Funds. See the "Fund Expenses" table on pages 11-12 for a more complete discussion of the fees and charges applicable to the Funds.

   Withdrawal Charge: We may assess a Withdrawal Charge upon surrender of the Contract or partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of total premiums paid. You may not carry forward any Free Withdrawal Amount not taken in a Contract Year to increase the Free Withdrawal Amount available in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a Withdrawal Charge as set forth in the table below:

                                                   Percentage of Initial
                                                     Premium Withdrawn
      Contract Year                        (In Excess of Free Withdrawal Amount)
      -------------                        -------------------------------------
      1...................................                 7.75%
      2...................................                 7.75%
      3...................................                 7.75%
      4...................................                 7.25%
      5...................................                 6.25%
      6...................................                 5.25%
      7...................................                 4.25%
      8...................................                 3.25%
      9...................................                 2.25%
      10+.................................                 0.00%

   After the ninth Contract Year, we will not impose Withdrawal Charges. In addition, we will not impose a Withdrawal Charge on any withdrawal to the extent that aggregate Withdrawal Charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. We may waive the Withdrawal Charge under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights--Confinement Waiver Benefit," page 25.

   We impose a withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting, and the costs associated with establishing policies.

   Due and Unpaid Premium Tax Charge: During the first nine Contract Years, we will impose a charge for due and unpaid premium tax on full or partial withdrawals in excess of the Free Withdrawal Amount. This means that the Free Withdrawal Amount is not subject to a charge for due and unpaid premium tax. This charge is shown below, as a percent of the Initial Premium withdrawn:

                                                             Percentage of
      Contract Year                                    Initial Premium Withdrawn
      -------------                                    -------------------------
      1...............................................           2.25%
      2...............................................           2.00%
      3...............................................           1.75%
      4...............................................           1.50%
      5...............................................           1.25%
      6...............................................           1.00%
      7...............................................           0.75%
      8...............................................           0.50%
      9...............................................           0.25%
      10+.............................................           0.00%

   After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. We guarantee that the percentages indicated above will not increase.

                          CONTRACT BENEFITS AND RIGHTS

Death Benefit

   The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The proceeds payable to the beneficiary equal the Death Benefit less the sum of

  . any Indebtedness; plus

  . any due and unpaid Monthly Deduction Amounts occurring during a Grace
    Period (if applicable).

   The Death Benefit equals the greater of: (1) the Specified Amount; or (2) the Account Value multiplied by the Death Benefit Ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. An increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

 Examples:

                                                                 A        B
                                                              -------- --------
      Specified Amount....................................... $100,000 $100,000
      Insured's Age..........................................       45       45
      Account Value on Date of Death......................... $ 48,000 $ 34,000
      Death Benefit Ratio....................................     2.15     2.15

   In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit Ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the death benefit proceeds which we would pay to the beneficiary.

   In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) and $73,100 (the Account Value of $34,000 multiplied by the Death Benefit Ratio of 2.15).

   The beneficiary may request that all or part of the proceeds be either paid in cash, or applied under an Income Plan. See "Access to Your Money--Payment Options," page 28.

Accelerated Death Benefit

   If the Insured becomes terminally ill, you may request an Accelerated Death Benefit in an amount up to the lesser of: (1) 50% of the Specified Amount on the day we receive the request; or (2) $250,000 for all policies issued by us that cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date. If the Insured is terminally ill as the result of an accident, the Accelerated Death Benefit is available if the accident occurred after the Issue Date. The minimum amount of Death Benefit we will accelerate is $10,000.

   The Company will pay benefits due under the Accelerated Death Benefit provision upon our receipt of your written request and due proof that the Insured has been diagnosed as terminally ill. We reserve the right to require supporting documentation of the diagnosis and to require, at our expense, an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount you requested, reduced by the sum of:

  . a 12 month interest discount to reflect the early payment;

  . an administrative fee not to exceed $250; and

  . a pro rata amount of any outstanding Contract loan and accrued loan interest.

   After the payment has been made, we will reduce on a pro rata basis the Specified Amount, the Account Value and any outstanding Contract loan.

   We allow only one request for an Accelerated Death Benefit per Insured. The Accelerated Death Benefit may vary by state and may not be available in all states.

Confinement Waiver Benefit

   Under the terms of an endorsement to the Contract, we will waive any Withdrawal Charges on partial withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital (as defined in the endorsement) for a period of more than 90 consecutive days beginning 30 days or more after the Contract Date, or within 90 days after the Insured is discharged (as defined in the endorsement) from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states.

Account Value

   The Account Value of a Contract will be computed on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account, the Monthly Deduction Amounts and the Annual Maintenance Fee if applicable. There is no minimum guaranteed Account Value.

   The Account Value of a particular Contract is related to the Accumulation Unit Values of the Variable Sub-Accounts to which the Contract owner has allocated premiums paid on the Contract. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Day by the then Accumulation Unit Value of that Variable Sub-Account, and then summing the result for all the Variable Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract--Accumulation Unit Values," page 19.

Transfer of Account Value

   While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request to transfer a part or all of the Account Value of a particular Variable Sub-Account to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. Currently, we do not assess this charge. The minimum dollar amount that can be transferred is shown on your Contract Data page.

   You may make telephone transfer requests by calling 1(800) 776-6978 by 4:00 p.m., Eastern Time or may submit transfer requests in writing on a form we provide. We will not accept telephone transfer requests received at any other telephone number or after 4:00 p.m., Eastern Time. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will effect telephone transfer requests received before 4:00 p.m., Eastern Time at the next computed value. Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include the requirement that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded otherwise, you must submit transfer requests in writing on a form we provide.

   As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made by the amount transferred divided by the Accumulation Unit Value of the Variable Sub-Account from which the transfer is made on the Valuation Day we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made by the amount transferred divided by the Accumulation Unit Value of that Variable Sub-Account on the Valuation Day we receive the transfer request.

Dollar Cost Averaging

   You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other frequency as may be determined by the Company) from any Variable Sub-Account to any other Variable Sub-Account. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program, nor will it prevent or alleviate losses in a declining market. Transfers under Dollar Cost Averaging are not assessed a $10 charge and are not included in the count toward the 12 free transfers per year currently permitted by the Company.

Automatic Portfolio Rebalancing

   You may make transfers automatically through Automatic Portfolio Rebalancing while the Contract is in force. If you elect Automatic Portfolio Rebalancing, we will rebalance your Account Value in the Variable Sub-Accounts to your specified allocation on a quarterly basis, determined from the first date that you decide to rebalance. Each quarter, we will transfer your Account Value among the Variable Sub-Accounts to achieve your requested allocation. Unless you subsequently change your allocation instructions, the allocation will be the allocation you selected initially. Any new allocation instructions will be effective with the first rebalancing that occurs after we receive the proper notice.

 Example:

     Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the Diversified Income Variable Sub-Account and 60% to be in the Capital Appreciation Variable Sub-Account. Over the next two months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Diversified Income Variable Sub-Account and use the money to buy more units in the Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

   Transfers made through Automatic Portfolio Rebalancing are not assessed a $10 charge and are not included in the count toward the 12 free transfers per year currently permitted by the Company.

                              ACCESS TO YOUR MONEY

Contract Loans

   While the Contract is in force, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are (1) Preferred Loans (described below), and (2) non-Preferred Loans. Both types of loans are secured by the Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of

  . the amount of all Contract loans existing on the date of the loan
    (including loan interest to the next Contract Anniversary),

  . any due and unpaid Monthly Deduction Amounts, and

  . any Annual Maintenance Fee due on or before the next Contract
    Anniversary.

   We will transfer the loan amount pro rata from each Variable Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates determined by the Company from time to time. Rates for non-preferred loans will not exceed the maximum rate indicated in the Contract. The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. We will transfer the difference between the value of the Loan Account over the Indebtedness on a pro-rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, the Company will give written notice to the Contract Owner that unless the Company receives an additional payment within 61 days (the "Grace Period") to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.

   You may repay all or any part of any loan secured by a Contract while the Contract is still in force. When you make a loan repayment or interest payment, it will be allocated among the Variable Sub-Accounts in the same percentages as you have elected for subsequent premium payments (unless the you request a different allocation). We will deduct an amount equal to the payment from the Loan Account. You must repay any outstanding loan at the end of a Grace Period before we will reinstate the Contract. See "Access to Your Money--Lapse and Reinstatement," page 29.

   A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Variable Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Benefit proceeds and Cash Surrender Value otherwise payable.

Amount Payable on Surrender of the Contract

   While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to surrender the Contract. Upon surrender, you will receive the Cash Surrender Value determined as of the day we receive your written request for surrender, or the date you specified in your request, whichever is later. The Cash Surrender Value equals the Cash Value less: (1) the Annual Maintenance Fee, and
(2) any Indebtedness. We will pay the Cash Surrender Value within seven days of our receipt of the written request or on the effective surrender date you requested, whichever is later.

   For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page 33.

   You may elect to apply the surrender proceeds to an Income Plan, see "Payment Options," below.

Partial Withdrawals

   While the Contract is in force, you may elect, by written request, to make partial withdrawals of at least $50 from the Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, the request will be treated as a request for surrender. The partial withdrawal will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

  . the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

  . the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under Section 7702 of the Code.

   Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a Withdrawal Charge and any due and unpaid premium tax charges. See "Deductions and Charges--Other Deductions--Withdrawal Charge" and "Premium Tax Charge." For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 33.

Free Withdrawal Amount

   The Free Withdrawal Amount in any Contract Year is 10% of total premiums paid. You may not carry forward any Free Withdrawal Amount not taken in a Contract Year to increase the Free Withdrawal Amount available in any subsequent year.

Payment Options

   You may receive the surrender proceeds or Death Benefit proceeds under the Contract in a lump sum, or you may apply it to an Income Plan. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

   We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

   The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account. Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate we will determine, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) is (are) living before we makes each payment.

   The following options are available under the Contracts (we reserve the right to offer other payment options):

  . Income Plan--Life Income With Guaranteed Payments

   The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

  . Income Plan 2--Joint And Survivor Life Income With Guaranteed Payments

   The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the joint payee die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

   We will make any other arrangements for income payments as may be agreed upon.

Maturity

   The Contracts have no maturity date.

Lapse and Reinstatement

   The Contract will remain in force until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. We will give you written notice that if you do not pay an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) within the 61 day Grace Period, there is a danger that the Contract may lapse.

   The Contract will continue through the Grace Period, but if no payment is forthcoming, it will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights--Death Benefit," page 24.

   If the Contract lapses, you may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered the Grace Period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, the Company reserves the right to require evidence of insurability satisfactory us. The reinstatement premium is equal to an amount sufficient to cover all Monthly Deduction Amounts and Annual Maintenance Fees due and unpaid during the

Grace Period, and keep the Contract in force for three months after the date of reinstatement. The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.

Cancellation and Exchange Rights

   You have a limited right to return a Contract for cancellation. This right to return exists during what we call the cancellation period. The cancellation period is a number of days (which varies by state) as specified in your Contract. If you choose to return the Contract for cancellation, you must do so by mail or personal delivery to the Company (at our headquarters) or to the agent who sold the Contract within the cancellation period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of the Account Value on the Valuation Date the returned Contract is received by us (at our headquarters) or our agent; plus any deductions under the Contract or by the Funds for taxes, charges or fees. Some states may require the Company to return the premiums paid for the returned Contract.

   Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract we offer on the life of the Insured. We reserve the right to make available a permanent life insurance contract offered by us or any company affiliated with us without evidence of insurability. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new contract will be based on the same risk classification as that of the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract.

Suspension of Valuation, Payments and Transfers

   The Company will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such emergency has ended.

State Exceptions

   Where required by state law, certain features of your Contract may differ in certain respects from those described above. For example, certain states may require that the Accelerated Death Benefit be available on or after the Issue Date of the Contract while in other states the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date of the Contract. Please refer to your Contract for specific information regarding the benefits available to you.

Last Survivor Contracts

   We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

  . Last survivor Contracts are offered for prospective insured persons ages
    18-85.

  . The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

  . To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

  . For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

  . For a last survivor Contract, provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

  . The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

  . The Confinement Waiver Benefit is available upon confinement of either insured.

                                 OTHER MATTERS

Voting Privileges

   In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of their shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. The number of shares of a Fund held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Fund. We will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if our present interpretation should change and, as a result, we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

   The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners are entitled to give voting instructions to the Company with respect to Fund shares attributable to them as described above, determined on the record date for the shareholder meeting for that Fund. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Variable Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page 27) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the prospectus for the Trust which accompanies this prospectus to determine matters on which Trust shareholders may vote.

   We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds.

   We also may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment advisor of the Funds if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next periodic report to Contract Owners.

Statements to Contract Owners

   The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send you a statement showing the coverage amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan(s) secured by the Contract as of the date of the statement. The statement will also show premiums paid, and Monthly Deduction Amounts under the Contract since the previous statement, and any other information required by applicable law or regulation.

Limit on Right to Contest

   We will not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two year period is measured from the date of reinstatement. We may contest any increase in the Specified Amount for which evidence of insurability was obtained for two years from its effective date. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two year period after the Contract Date, or such other period as specified under applicable state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premiums paid for such increase, less any Indebtedness and partial withdrawals.

Misstatement of Age or Sex

   If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

Beneficiary

   You name the beneficiary in your application for the Contract. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, we will pay the proceeds to the Contract Owner if living; otherwise to the Contract Owner's estate.

Assignment

   Unless required by state law, you may not assign the Contract as collateral for a loan or other obligation.

Dividends

   No dividends will be paid under the Contracts. The Contracts are nonparticipating.

Distribution of the Contracts

   ALFS, Inc.,* 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts. In some states, Contracts may be sold by representatives or employees of banks.

   The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 8.00% of initial and subsequent premiums. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. In addition, under certain circumstances, certain sellers of Contracts may be paid persistency bonuses which will take into account, among other things, the length of time premium payments have been held under a Contract, and Contract Values. A persistency bonus is not expected to exceed 0.50% on an annual basis, of the Contract Value considered in connection with the bonus.

   Our underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Owners arising out of services rendered or Contracts issued.
--------
*Effective May 1, 2000, Allstate Life Financial Services, Inc., was renamed
   ALFS, Inc.

Safekeeping of the Variable Account's Assets

   We hold the assets of the Variable Account. The assets of the Variable Account are kept physically segregated and held separate and apart from our General Account. The Company maintains records of all purchases and redemptions of shares of the Funds.

                           FEDERAL TAX CONSIDERATIONS

Introduction

   The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

Taxation of the Company and the Variable Account

   The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

Taxation of Contract Benefits

   In order to qualify as a life insurance policy for federal income tax purposes, the Contract must meet the definition of a life insurance policy set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are not taxed on increases in the Contract Value until a distribution occurs.

   If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.

   If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income.

   If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals, or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment.

   If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is not your estate, but you retain incidents of ownership in the Contract, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include:

  . the right to change beneficiaries,

  . to assign the Contract,

  . to revoke an assignment,

  . to pledge the Contract, or

  . to obtain a Contract loan.

   If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

   The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Modified Endowment Contracts

   A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Tax Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under
Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

   A Contract that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. The death benefit is excluded from income and increases in Contract Value are not subject to current taxation. If you receive any amount as a Contract loan from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Unlike other life insurance policies, withdrawals and distributions made before the insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to a 10% penalty tax, except as follows:

  . distributions made on or after the date on which the taxpayer attains age
    59 1/2;

  . distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

  . or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

   All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

Diversification Requirements

   For a Contract to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Contract Value over the investment in the contract. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment

   The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

   Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and Contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY

   The Company also acts as the sponsor for six of its other separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life Variable Life Separate Account A, Glenbrook Life Variable Life Separate Account B, Glenbrook Life Scudder Variable Account (A), and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.

                EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY

   The directors and executive officers are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

THOMAS J. WILSON, II, 43, President and Chief Operating Officer (2000)*

   Also Director (1995-Present) and Senior Vice President (1999) of Allstate Insurance Company; Director (1999) ALFS, Inc.; Director (1995-Present) and President (1999) Allstate Life Insurance Company; Director (1999) and President (1998-Present) of Allstate Life Insurance Company of New York; Director (1999) and Vice Chairman of Glenbrook Life and Annuity Company; Director (1999) Lincoln Benefit Life Company; Director (1999) and Vice Chairman of Northbrook Life Insurance Company; Director (1999) of Surety Life Insurance Company.

MICHAEL J. VELOTTA, 54, Vice President, Secretary, General Counsel, and Director (1992)*

   Also Director and Secretary (1993-Present) of ALFS, Inc.; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company of New York; Director (1992-1997) Vice President, Secretary and General Counsel (1993-1997) Glenbrook Life Insurance Company; Director and Secretary (1995-Present) Laughlin Group Holdings, Inc.; Director (1992-Present) and Assistant Secretary (1995-Present) Lincoln Benefit Life Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Northbrook Life Insurance Company; and Director and Assistant Secretary (1995-Present) Surety Life Insurance Company.

JOHN R. HUNTER, 45, Director (1996)*

   Also Vice President (1990-Present) Allstate Life Insurance Company; Vice President (1996-Present) Allstate Life Insurance Company of New York; President and Chief Operating Officer (1998-Present) ALFS, Inc.; Director (1996-1997) Glenbrook Life Insurance Company; and Director (1994-Present) and Vice President (1990-Present) Northbrook Life Insurance Company.

G. CRAIG WHITEHEAD, 53, Senior Vice President and Director (1995)*

   Also Assistant Vice President (1991-Present) Allstate Life Insurance Company; Director (1994-Present) Assistant Vice President (1991-1997) Glenbrook Life Insurance Company; Assistant Vice President (1992-Present) Secretary
(1995) Glenbrook Life and Annuity Company; Director (1995-Present) Laughlin Group Holdings, Inc.

MARLA G. FRIEDMAN, 47, Vice President (1996)*

   Also Director (1991-Present) and Vice President (1988-Present) Allstate Life Insurance Company; Director (1993-1996) ALFS, Inc.; Director (1997-Present) and Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1991-1996), President and Chief Operating Officer (1995-1996) and Vice President (1990-1995) and (1996-1997) Glenbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) Laughlin Group Holdings, Inc.; and Director (1989-1996), President and Chief Operating Officer (1995-1996) and Vice President (1996-Present) Northbrook Life Insurance Company.

KEVIN R. SLAWIN, 43, Vice President and Director (1996)*

   Also Assistant Vice President and Assistant Treasurer (1995-1996) Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) ALFS, Inc.; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company of New York; Director and Vice President (1996-1997) and Assistant Treasurer (1995-1996) Glenbrook Life Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Laughlin Group Holdings, Inc.; Director (1996-Present) Lincoln Benefit Life Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Northbrook Life Insurance Company; Director (1996-Present) Surety Life Insurance Company.

CASEY J. SYLLA, 57, Chief Investment Officer (1995)*

   Also Director (1995-Present) Senior Vice President and Chief Investment Officer (1995-Present) Allstate Insurance Company; Director (1995-Present) Chief Investment Officer (1995-Present) Allstate Life Insurance Company; Chief Investment Officer (1995-Present) Allstate Life Insurance Company of New York; Chief Investment Officer (1995-1997) Glenbrook Life Insurance Company; and Director and Chief Investment Officer (1995-Present) Northbrook Life Insurance Company.

JAMES P. ZILS, 49, Treasurer (1995)*

   Also Vice President and Treasurer (1995-Present) Allstate Insurance Company; Treasurer (1995-Present) ALFS, Inc.; Treasurer (1995-Present) Allstate Life Insurance Company; Treasurer (1995-Present) Allstate Life Insurance Company of New York; Treasurer (1995-1997) Glenbrook Life Insurance Company; Treasurer (1995-Present) Laughlin Group Holdings, Inc.; and Treasurer (1995-Present) Northbrook Life Insurance Company.

SAMUEL H. PILCH, 53, Controller (1999)

   Also Group Vice President and Controller (1999 to Present); Vice President and Controller (1996-1999) Allstate Insurance Company; Vice President and Controller (March 2000 to Present), Controller (1999 to 2000) Allstate Life Insurance Company; Controller (1999 to Present) Allstate Life Insurance Company of New York; Controller (1999 to Present) Northbrook Life Insurance Company.

KAREN C. GARDNER, 46, Vice President (1999)*

   Also Vice President--Tax (March 2000 to Present) Allstate Financial Services, LLC; Vice President (1996 to Present) Allstate Insurance Company; Vice President (1997 to 1998) ALFS, Inc.; Vice President (1996 to Present) Allstate Life Insurance Company; Vice President (1996 to Present) Allstate Life Insurance Company of New York; Assistant Vice President (1996 to Present) Lincoln Benefit Life Company; Vice President (1996 to Present) Northbrook Life Insurance Company; Assistant Vice President (1996 to Present) Surety Life Insurance Company.

TIMOTHY N. VANDER PAS, 39, Director, Assistant Vice President and Senior Vice President (1998)*

   Also Assistant Vice President (1998 to Present) Allstate Life Insurance Company; Assistant Vice President (1998 to Present) Allstate Life Insurance Company of New York; Director (1998 to Present), Vice President and Product Actuary (1995 to 1996), Assistant Vice President (1998 to Present), Senior Vice President and Director (1998 to Present) Northbrook Life Insurance Company; Director (1999 to Present) Charter National Life Insurance Company; Director (1999 to Present) Intramerica Life Insurance Company.
--------
*  Date elected/appointed to current office.

SARAH R. DONAHUE, 51, Director (1998)*

   Assistant Vice President (1993 to Present) Also: Assistant Vice President (1993 to Present) Allstate Life Insurance Company; Director (1998 to Present), First Vice President--Finance (1995 to 1997), Assistant Vice President (1993 to Present), Senior Vice President--Product Management (1998 to 1999), First Vice President--Product Management (1997) Northbrook Life Insurance Company.

BRENT H. HAMANN, Director (1998)*

   Also: Vice President (1996 to Present) Allstate Life Financial Services, Inc.; Assistant Vice President (1999 to Present) Allstate Life Insurance Company; Director (1999 to Present) Intramerica Life Insurance Company.
--------
*  Date elected/appointed to current office.

                                   YEAR 2000

   Glenbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service and policy and contract administration. Since many of Glenbrook's older computer software programs recognize only the last two digits of the year in any date, some software may have failed to operate properly in or after the year 1999, if the software was not reprogrammed or replaced ("Year 2000 Issue"). Glenbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues that could affect Glenbrook. In 1995, Allstate Insurance Company commenced a four-phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements, and modifications to existing systems to make them Year 2000 compliant. The plan also included Glenbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Glenbrook's exposure to them. Because of the accuracy of this plan, and its timely completion, Glenbrook has experienced no material impacts on its results of operations, liquidity or financial position due to the Year 2000 issue. Year 2000 costs are expensed as incurred.

                               LEGAL PROCEEDINGS

   From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on the financial condition of the Company or the Variable Account.

                                 LEGAL MATTERS

   Freedman, Levy, Kroll & Simonds, Washington, D.C., has provided advice on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

                             REGISTRATION STATEMENT

   We have filed a registration statement with the SEC under the Securities Act of 1933 as amended. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits previously filed with this registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed Contract charges. Personalized illustrations provided by the Company upon request will be based on the methodology and format of these hypothetical illustrations as appropriate.

                                    EXPERTS

   The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and related financial statement schedule included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The financial statements of the Variable Account as of December 31, 1999, and for each of the periods in the two years then ended included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   Actuarial matters included in the Registration Statement, including the hypothetical policy illustrations, have been examined by Matt Monson, FSA, actuary of the company, and are included in reliance upon his opinion as to their reasonableness.

                             FINANCIAL INFORMATION

   The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

                                     INDEX

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Financial Statements:

  Statements of Financial Position
   December 31, 1999 and 1998..............................................  F-2

  Statements of Operations and Comprehensive Income for the Years Ended

   December 31, 1999, 1998 and 1997........................................  F-3

  Statements of Shareholder's Equity for the Years Ended
   December 31, 1999, 1998 and 1997........................................  F-4

  Statements of Cash Flows for the Years Ended
   December 31, 1999, 1998 and 1997........................................  F-5

  Notes to Financial Statements............................................  F-6

Schedule IV--Reinsurance for the Years Ended
 December 31, 1999, 1998 and 1997.......................................... F-17

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

   We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                             December 31,
                                                         ----------------------
                         ASSETS                             1999        1998
                         ------                          ----------  ----------
                                                           ($ in thousands,
                                                           except par value
                                                                 data)
Investments
  Fixed income securities, at fair value (amortized cost
   $94,173 and $87,415)................................. $   92,937  $   94,313
  Short-term............................................     53,063       4,663
                                                         ----------  ----------
    Total investments...................................    146,000      98,976
Cash....................................................          9         --
Reinsurance recoverable from Allstate Life Insurance
 Company................................................  4,144,165   3,113,278
Deferred income taxes...................................        293         --
Other assets............................................      2,706       2,590
Separate Accounts.......................................  1,541,756     993,622
                                                         ----------  ----------
    Total assets........................................ $5,834,929  $4,208,466
                                                         ==========  ==========
                      LIABILITIES
                      -----------
Reserve for life-contingent contract benefits...........        800         --
Contractholder funds....................................  4,143,365   3,113,278
Current income taxes payable............................      2,360       2,181
Deferred income taxes...................................        --        2,499
Payable to affiliates, net..............................      4,122       3,583
Separate Accounts.......................................  1,541,756     993,622
                                                         ----------  ----------
    Total liabilities...................................  5,692,403   4,115,163
                                                         ----------  ----------
Commitments and contingent liabilities (Note 11)

Shareholder's Equity
Common stock, $500 par value, 10,000 and 4,200 shares
 authorized, 5,000 and 4,200 shares issued and
 outstanding............................................      2,500       2,100
Additional capital paid-in..............................    119,241      69,641
Retained income.........................................     21,588      17,079
Accumulated other comprehensive (loss) income:
  Unrealized net capital (losses) gains.................       (803)      4,483
                                                         ----------  ----------
    Total accumulated other comprehensive (loss) income.       (803)      4,483
                                                         ----------  ----------
    Total shareholder's equity..........................    142,526      93,303
                                                         ----------  ----------
    Total liabilities and shareholder's equity.......... $5,834,929  $4,208,466
                                                         ==========  ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                          Year Ended December
                                                                  31,
                                                         -----------------------
                                                          1999     1998    1997
                                                         -------  ------  ------
                                                           ($ in thousands)
Revenues
  Net investment income................................. $ 6,579  $6,231  $5,304
  Realized capital gains and losses.....................     312      (5)  3,460
                                                         -------  ------  ------
Income from operations before income tax expense........   6,891   6,226   8,764
Income tax expense......................................   2,382   2,182   3,078
                                                         -------  ------  ------
Net income..............................................   4,509   4,044   5,686
                                                         -------  ------  ------
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses.......  (5,286)  1,315     378
                                                         -------  ------  ------
Comprehensive (loss) income............................. $  (777) $5,359  $6,064
                                                         =======  ======  ======



                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                          December 31,
                                                   ----------------------------
                                                     1999       1998     1997
                                                   ---------  -------- --------
                                                        ($ in thousands)
Common stock
  Balance, beginning of year...................... $   2,100  $  2,100 $  2,100
  Issuance of new shares of stock.................       400       --       --
                                                   ---------  -------- --------
  Balance, end of year............................     2,500     2,100    2,100
                                                   ---------  -------- --------
Additional capital paid-in
  Balance, beginning of year......................    69,641    69,641   69,641
  Capital contribution............................    49,600       --       --
                                                   ---------  -------- --------
  Balance, end of year............................   119,241    69,641   69,641
                                                   ---------  -------- --------
Retained income
  Balance, beginning of year......................    17,079    13,035    7,349
  Net income......................................     4,509     4,044    5,686
                                                   ---------  -------- --------
  Balance, end of year............................    21,588    17,079   13,035
                                                   ---------  -------- --------
Accumulated other comprehensive (loss) income
  Balance, beginning of year......................     4,483     3,168    2,790
  Change in unrealized net capital gains and
   losses.........................................    (5,286)    1,315      378
                                                   ---------  -------- --------
  Balance, end of year............................      (803)    4,483    3,168
                                                   ---------  -------- --------
    Total shareholder's equity.................... $ 142,526  $ 93,303 $ 87,944
                                                   =========  ======== ========


                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                   Year Ended December 31,
                                                  ----------------------------
                                                    1999      1998      1997
                                                  --------  --------  --------
                                                       ($ in thousands)
Cash flows from operating activities
  Net income..................................... $  4,509  $  4,044  $  5,686
  Adjustments to reconcile net income to net cash
   provided by operating activities
    Amortization and other non-cash items........      (65)      (24)       29
    Realized capital gains and losses............     (312)        5    (3,460)
    Changes in:
      Income taxes payable.......................      235     1,590       240
      Other operating assets and liabilities.....      264       915       961
                                                  --------  --------  --------
        Net cash provided by operating
         activities..............................    4,631     6,530     3,456
                                                  --------  --------  --------
Cash flows from investing activities
  Fixed income securities
    Proceeds from sales..........................    9,049     1,966     1,405
    Investment collections.......................    4,945     7,123    14,217
    Investment purchases.........................  (20,328)  (15,250)  (50,115)
  Participation in Separate Accounts.............      --        --     13,981
  Change in short-term investments, net..........  (48,288)     (369)   (2,944)
                                                  --------  --------  --------
        Net cash used in investing activities....  (54,622)   (6,530)  (23,456)
                                                  --------  --------  --------
Cash flows from financing activities
  Proceeds from issuance of common stock.........      400       --        --
  Capital contribution...........................   49,600       --     20,000
                                                  --------  --------  --------
        Net cash provided by financing
         activities..............................   50,000       --     20,000
                                                  --------  --------  --------
Net increase in cash.............................        9       --        --
Cash at the beginning of year....................      --        --        --
                                                  --------  --------  --------
Cash at end of year.............................. $      9  $    --   $    --
                                                  ========  ========  ========


                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                ($ in thousands)

1. GENERAL

Basis of Presentation

   The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

Nature of Operations

   The Company markets savings and life insurance products through banks and securities firms. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

   Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

   The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

   Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

   Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

   The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were Florida, California, Pennsylvania, Michigan, Texas, Illinois and New Jersey for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

   Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

Reinsurance Recoverable

   The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Recognition of Insurance Revenue and Related Benefits and Interest Credited

   Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

   Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


   Investment contracts include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

   All contract charges, contract benefits and interest credited are reinsured.

Income Taxes

   The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

Separate Accounts

   The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

   The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

   Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

Reserve for Life-Contingent Contract Benefits

   The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


Contractholder Funds

   Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

New Accounting Standards

   In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3. Related Party Transactions

Reinsurance

   The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

   Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                                      Year Ended December 31,
                                                     --------------------------
                                                       1999     1998     1997
                                                     -------- -------- --------
      Contract charges.............................. $ 27,175 $ 19,009 $ 11,641
      Credited interest, policy benefits, and
       certain expenses.............................  253,945  218,008  179,954

Business Operations

   The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)

operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $26,555, $15,949, and $19,243 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4. INVESTMENTS

Fair Values

   The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                             Gross
                                                           Unrealized
                                               Amortized --------------   Fair
                                                 Cost    Gains  Losses    Value
                                               --------- ------ -------  -------
      At December 31, 1999
        U.S. government and agencies..........  $24,274  $1,260 $   --   $25,534
        Municipal.............................    1,656     --     (112)   1,544
        Corporate.............................   49,255       9  (2,022)  47,242
        Mortgage-backed securities............   18,988      96    (467)  18,617
                                                -------  ------ -------  -------
          Total fixed income securities.......  $94,173  $1,365 $(2,601) $92,937
                                                =======  ====== =======  =======
      At December 31, 1998
        U.S. government and agencies..........  $24,350  $4,308 $   --   $28,658
        Municipal.............................      656      24     --       680
        Corporate.............................   33,009   1,575     (39)  34,545
        Mortgage-backed securities............   29,400   1,047     (17)  30,430
                                                -------  ------ -------  -------
          Total fixed income securities.......  $87,415  $6,954 $   (56) $94,313
                                                =======  ====== =======  =======

Scheduled Maturities

   The scheduled maturities for fixed income securities are as follows at December 31, 1999:

                                                              Amortized  Fair
                                                                Cost     Value
                                                              --------- -------
      Due after one year through five years..................  $30,974  $31,085
      Due after five years through ten years.................   32,583   30,911
      Due after ten years....................................   11,628   12,324
                                                               -------  -------
                                                                75,185   74,320
      Mortgage-backed securities.............................   18,988   18,617
                                                               -------  -------
          Total..............................................  $94,173  $92,937
                                                               =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


Net Investment Income

                                                           Year Ended December
                                                                   31,
                                                           --------------------
                                                            1999   1998   1997
                                                           ------ ------ ------
      Fixed income securities............................. $6,458 $6,151 $5,014
      Short-term investments..............................    230    183    231
      Participation in Separate Accounts..................    --     --     161
                                                           ------ ------ ------
      Investment income, before expense...................  6,688  6,334  5,406
      Investment expense..................................    109    103    102
                                                           ------ ------ ------
      Net investment income............................... $6,579 $6,231 $5,304
                                                           ====== ====== ======

Realized Capital Gains and Losses

                                                               Year Ended
                                                              December 31,
                                                           --------------------
                                                           1999   1998   1997
                                                           -----  ----  -------
      Fixed income securities............................. $ 312  $(5)    $ (61)
      Short-term investments..............................   --   --          6
      Participation in Separate Accounts..................   --   --      3,515
                                                           -----  ---   -------
      Realized capital gains and losses...................   312   (5)    3,460
      Income Taxes........................................  (109)   2    (1,211)
                                                           -----  ---   -------
      Realized capital gains and losses, after tax........ $ 203  $(3)  $ 2,249
                                                           =====  ===   =======

   Excluding calls and prepayments, gross gains of $370 were realized on sales of fixed income securities during 1999, and gross losses of $58, $5 and $61 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

Unrealized Net Capital Gains and Losses

   Unrealized net capital losses on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:

                                                         Gross
                                     Cost/             Unrealized    Unrealized
                                   Amortized  Fair   --------------     Net
                                     Cost     Value  Gains  Losses     Losses
                                   --------- ------- ------ -------  ----------
      Fixed income securities.....  $94,173  $92,937 $1,365 $(2,601)  $(1,236)
                                    =======  ======= ====== =======
      Deferred income taxes........................................       433
                                                                      -------
      Unrealized net capital losses................................   $  (803)
                                                                      =======

Change in Unrealized Net Capital Gains and Losses

                                                        Year Ended December
                                                                31,
                                                       ------------------------
                                                        1999     1998    1997
                                                       -------  ------  -------
      Fixed income securities......................... $(8,134) $2,024  $ 2,410
      Participation in Separate Accounts..............     --      --    (1,829)
      Deferred income taxes...........................   2,848    (709)    (203)
                                                       -------  ------  -------
        (Decrease) increase in unrealized net capital
         gains........................................ $(5,286) $1,315  $   378
                                                       =======  ======  =======

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)

Securities on Deposit

   At December 31, 1999, fixed income securities with a carrying value of $10,346 were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

   In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

Financial Assets

   The carrying value and fair value of financial assets at December 31, are as follows:

                                                1999                1998
                                        --------------------- -----------------
                                         Carrying     Fair    Carrying   Fair
                                          Value      Value     Value    Value
                                        ---------- ---------- -------- --------
      Fixed income securities.......... $   92,937 $   92,937 $ 94,313 $ 94,313
      Short-term investments...........     53,063     53,063    4,663    4,663
      Separate Accounts................  1,541,756  1,541,756  993,622  993,622

   Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

Financial Liabilities

   The carrying value and fair value of financial liabilities at December 31, are as follows:

                                           1999                  1998
                                   --------------------- ---------------------
                                    Carrying     Fair     Carrying     Fair
                                     Value      Value      Value      Value
                                   ---------- ---------- ---------- ----------
      Contractholder funds on
       investment contracts....... $4,156,964 $3,924,117 $3,130,228 $2,967,101
      Separate Accounts...........  1,541,756  1,541,756    993,622    993,622

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   At December 31, 1999 the reserve for life-contingent contract benefits consisted of reserves for immediate annuities. The assumptions for mortality generally utilized in calculating immediate annuity reserves is the 1983 group annuity mortality table. Interest rate assumptions for immediate annuities vary from 3.5% to 7.2%. Other estimation methods used for immediate annuities include the present value of contractually fixed benefits.

   At December 31, contractholder funds consists of the following:


                                                             1999       1998
                                                          ---------- ----------
      Interest-sensitive life............................ $    9,503 $    3,335
      Fixed annuities:
        Immediate annuities..............................     17,856     12,643
        Deferred annuities...............................  4,116,006  3,097,300
                                                          ---------- ----------
          Total contractholder funds..................... $4,143,365 $3,113,278
                                                          ========== ==========

   Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 7.2% for immediate annuities and 4.3% to 6.7% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 1% of deferred annuities are subject to a market value adjustment.

7. CORPORATION RESTRUCTURING

   On November 10, 1999 the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

   These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


8. INCOME TAXES

   For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

   Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and was, with its eligible domestic subsidiaries, included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

   The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

   The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                 1999    1998
                                                                 -----  -------
      Deferred assets
        Unrealized net capital losses........................... $ 433  $   --
                                                                 -----  -------
          Total deferred assets.................................   433      --
      Deferred liabilities
        Difference in tax bases of investments..................  (140)     (84)
        Unrealized net capital gains............................   --    (2,415)
                                                                 -----  -------
          Total deferred liabilities............................  (140)  (2,499)
                                                                 -----  -------
          Net deferred asset (liability)........................ $ 293  $(2,499)
                                                                 =====  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

   The components of income tax expense for the year ended December 31, are as follows:

                                                            1999   1998   1997
                                                           ------ ------ ------
      Current............................................. $2,326 $2,164 $3,037
      Deferred............................................     56     18     41
                                                           ------ ------ ------
          Total income tax expense........................ $2,382 $2,182 $3,078
                                                           ====== ====== ======

   The Company paid income taxes of $2,148, $592 and $2,839 in 1999, 1998 and 1997, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
      Statutory federal income tax rate....................... 35.0% 35.0% 35.0%
      Other...................................................  (.4)  --     .1
                                                               ----  ----  ----
      Effective income tax rate............................... 34.6% 35.0% 35.1%
                                                               ====  ====  ====

9. STATUTORY FINANCIAL INFORMATION

   The Company's statutory capital and surplus was $141,362 and $84,865 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,179, $4,698 and $3,636 for the years ended December 31, 1999, 1998 and 1997, respectively.

Permitted Statutory Accounting Practices

   The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

   The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

Dividends

   The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,179.

Risk-Based Capital

   The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 1999, RBC for the Company was significantly above levels that would require regulatory action.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                                ($ in thousands)


10. OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                   1999                    1998                    1997
                          ------------------------  ---------------------  ----------------------
Unrealized capital gains                   After-                  After-                  After-
      and losses:         Pretax    Tax      Tax    Pretax   Tax    Tax    Pretax   Tax     Tax
------------------------  -------  ------  -------  ------  -----  ------  ------ -------  ------
Unrealized holding
 (losses) gains arising
 during the period......  $(7,822) $2,739  $(5,083) $2,019  $(707) $1,312  $4,034 $(1,412) $2,622
Less: reclassification
 adjustments............      312    (109)     203      (5)     2      (3)  3,453  (1,209)  2,244
                          -------  ------  -------  ------  -----  ------  ------ -------  ------
Unrealized net capital
 (losses) gains.........  $(8,134) $2,848  $(5,286) $2,024  $(709) $1,315  $  581 $  (203) $  378
                          -------  ------  -------  ------  -----  ------  ------ -------  ------
Other comprehensive
 (loss) income..........  $(8,134) $2,848  $(5,286) $2,024  $(709) $1,315  $  581 $  (203) $  378
                          =======  ======  =======  ======  =====  ======  ====== =======  ======

11. COMMITMENTS AND CONTINGENT LIABILITIES

Regulation and Legal Proceedings

   The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

   From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Guaranty Funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

Marketing and Compliance Issues

   Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                ($ in thousands)

                                                           Gross           Net
                                                          Amount   Ceded  Amount
                                                          ------- ------- ------
Year ended December 31, 1999
  Life insurance in force................................ $23,586 $23,586 $ --
                                                          ======= ======= =====
  Premiums and contract charges:
    Life and annuities................................... $27,175 $27,175 $ --
                                                          ======= ======= =====
Year ended December 31, 1998
  Life insurance in force................................ $12,056 $12,056 $ --
                                                          ======= ======= =====
  Premiums and contract charges:
    Life and annuities................................... $19,009 $19,009 $ --
                                                          ======= ======= =====
Year ended December 31, 1997
  Life insurance in force................................ $ 4,095 $ 4,095 $ --
                                                          ======= ======= =====
  Premiums and contract charges:
    Life and annuities................................... $11,641 $11,641 $ --
                                                          ======= ======= =====

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

   We have audited the accompanying statement of net assets of Glenbrook Life AIM Variable Life Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life AIM Variable Life Separate Account A as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

[Signature To Come]

Chicago, Illinois
March 27, 2000

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                            STATEMENT OF NET ASSETS

                               December 31, 1999

ASSETS
Allocation to Sub-Accounts investing in the AIM Variable Insurance
 Funds:
  Aggressive Growth, 0 shares (cost $0)............................ $      --
  Balanced, 0 shares (cost $0).....................................        --
  Capital Appreciation, 9,514 shares (cost $255,743)...............    338,495
  Capital Development, 0 shares (cost $0)..........................        --
  Diversified Income, 26,452 shares (cost $285,270)................    266,108
  Global Utilities, 1,215 shares (cost $21,175)....................     27,697
  Government Securities, 6,212 shares (cost $67,475)...............     66,034
  Growth, 16,598 shares (cost $446,890)............................    535,292
  Growth and Income, 8,573 shares (cost $189,125)..................    270,825
  High Yield, 0 shares (cost $0)...................................        --
  International Equity, 2,643 shares (cost $57,377)................     77,403
  Money Market, 41,442 shares (cost $41,442).......................     41,442
  Value, 26,033 shares (cost $737,863).............................    872,113
                                                                    ----------
    Total Assets................................................... $2,495,409
                                                                    ==========


                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                                     For the Year Ended December 31,
                             -------------------------------------------------
                                AIM Variable Insurance Funds Sub-Accounts
                             -------------------------------------------------
                             Aggressive              Capital         Capital
                               Growth   Balanced  Appreciation     Development
                             ---------- -------- ----------------  -----------
                              1999 (a)  1999 (a)  1999     1998     1999 (a)
                             ---------- -------- -------  -------  -----------
INVESTMENT INCOME
 Dividends..................    $--       $--    $ 6,013  $ 2,293     $--
 Charges from Glenbrook Life
  and Annuity Company:
  Mortality and expense
   risk.....................     --        --     (1,307)    (278)     --
                                ----      ----   -------  -------     ----
   Net investment income
    (loss)..................     --        --      4,706    2,015      --
                                ----      ----   -------  -------     ----
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
 Realized gains (losses)
  from sales of investments:
  Proceeds from sales.......     --        --      2,905   18,802      --
  Cost of investments sold..     --        --      2,698   19,074      --
                                ----      ----   -------  -------     ----
   Net realized gains
    (losses)................     --        --        207     (272)     --
                                ----      ----   -------  -------     ----
Change in unrealized gains
 (losses)...................     --        --     75,794    6,958      --
                                ----      ----   -------  -------     ----
 Net gains (losses) on
  investments...............     --        --     76,001    6,686      --
                                ----      ----   -------  -------     ----
CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS..    $--       $--    $80,707  $ 8,701     $--
                                ====      ====   =======  =======     ====

--------
(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999.



                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                                    For the Year Ended December 31,
                         ---------------------------------------------------------
                               AIM Variable Insurance Funds Sub-Accounts
                         ---------------------------------------------------------
                           Diversified         Global
                              Income          Utilities    Government Securities
                         -----------------  -------------- -----------------------
                           1999     1998     1999    1998     1999         1998
                         --------  -------  ------  ------ -----------  ----------
INVESTMENT INCOME
 Dividends.............. $ 16,724  $ 2,431  $  437  $   37 $       489  $    1,776
 Charges from Glenbrook
  Life and Annuity
  Company:
  Mortality and expense
   risk.................   (1,647)    (203)   (159)    (3)        (602)       (391)
                         --------  -------  ------  ------ -----------  ----------
   Net investment income
    (loss)..............   15,077    2,228     278      34        (113)      1,385
                         --------  -------  ------  ------ -----------  ----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
 Realized gains (losses)
  from sales of
  investments:
  Proceeds from sales...   49,111      561     394   3,492       1,705       3,175
  Cost of investments
   sold.................   49,408      525     362   3,455       1,679       1,006
                         --------  -------  ------  ------ -----------  ----------
   Net realized gains
    (losses)............     (297)      36      32      37          26       2,169
                         --------  -------  ------  ------ -----------  ----------
Change in unrealized
 gains (losses).........  (16,900)  (2,262)  6,432      90      (3,355)      1,914
                         --------  -------  ------  ------ -----------  ----------
   Net gains (losses) on
    investments.........  (17,197)  (2,226)  6,464     127      (3,329)      4,083
                         --------  -------  ------  ------ -----------  ----------
CHANGE IN NET ASSETS
 RESULTING FROM
 OPERATIONS............. $ (2,120) $     2  $6,742  $  161 $    (3,442) $    5,468
                         ========  =======  ======  ====== ===========  ==========


                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                                      For the Year Ended December 31,
                                 ----------------------------------------------
                                 AIM Variable Insurance Funds Sub-Accounts
                                 ----------------------------------------------
                                                     Growth and
                                     Growth            Income        High Yield
                                 ----------------  ----------------  ----------
                                  1999     1998     1999     1998     1999 (a)
                                 -------  -------  -------  -------  ----------
INVESTMENT INCOME
 Dividends...................... $18,475  $ 6,582  $ 2,018  $ 2,340     $--
 Charges from Glenbrook Life and
  Annuity Company:
  Mortality and expense risk....  (2,218)    (304)  (1,801)    (681)     --
                                 -------  -------  -------  -------     ----
   Net investment income (loss).  16,257    6,278      217    1,659      --
                                 -------  -------  -------  -------     ----
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Realized gains (losses) from
  sales of investments:
  Proceeds from sales...........  34,839    8,426    4,729    9,037      --
  Cost of investments sold......  31,729    7,815    3,863    8,770      --
                                 -------  -------  -------  -------     ----
   Net realized gains (losses)..   3,110      611      866      267      --
                                 -------  -------  -------  -------     ----
Change in unrealized gains
 (losses).......................  79,097    9,305   60,418   21,282      --
                                 -------  -------  -------  -------     ----
   Net gains (losses) on
    investments.................  82,207    9,916   61,284   21,549      --
                                 -------  -------  -------  -------     ----
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS................ $98,464  $16,194  $61,501  $23,208     $--
                                 =======  =======  =======  =======     ====

--------
(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999.



                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                                     For the Year Ended December 31,
                         ------------------------------------------------------------
                                AIM Variable Insurance Funds Sub-Accounts
                         ------------------------------------------------------------
                         International Equity      Money Market          Value
                         ----------------------  -----------------  -----------------
                            1999        1998      1999      1998      1999     1998
                         ----------  ----------  -------  --------  --------  -------
INVESTMENT INCOME
 Dividends.............. $    2,558  $      251  $   681  $    345  $ 13,835  $ 6,927
 Charges from Glenbrook
  Life and Annuity
  Company:
  Mortality and expense
   risk.................       (339)       (179)    (493)     (222)   (3,953)    (377)
                         ----------  ----------  -------  --------  --------  -------
   Net investment income
    (loss)..............      2,219          72      188       123     9,882    6,550
                         ----------  ----------  -------  --------  --------  -------
REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
 Realized gains (losses)
  from sales of
  investments:
  Proceeds from sales...        898         526   99,194   191,705    38,322   36,176
  Cost of investments
   sold.................        880         502   99,194   191,705    35,246   35,513
                         ----------  ----------  -------  --------  --------  -------
   Net realized gains
    (losses)............         18          24      --        --      3,076      663
                         ----------  ----------  -------  --------  --------  -------
Change in unrealized
 gains (losses).........     21,065      (1,039)     --        --    120,054   14,196
                         ----------  ----------  -------  --------  --------  -------
   Net gains (losses) on
    investments.........     21,083      (1,015)     --        --    123,130   14,859
                         ----------  ----------  -------  --------  --------  -------
CHANGE IN NET ASSETS
 RESULTING FROM
 OPERATIONS............. $   23,302  $    (943)  $   188  $    123  $133,012  $21,409
                         ==========  ==========  =======  ========  ========  =======


                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                   For the Period Ended December 31,
                          ------------------------------------------------------
                               AIM Variable Insurance Funds Sub-Accounts
                          ------------------------------------------------------
                          Aggressive                                   Capital
                            Growth   Balanced Capital Appreciation   Development
                          ---------- -------- ---------------------- -----------
                           1999 (a)  1999 (a)    1999       1998        1999
                          ---------- -------- ----------  ---------- -----------
FROM OPERATIONS
Net investment income
 (loss).................   $    --   $    --  $    4,706  $   2,015   $    --
Net realized gains
 (losses)...............        --        --         207       (272)       --
Change in unrealized
 gains (losses).........        --        --      75,794      6,958        --
                           --------  -------- ----------  ---------   --------
Change in net assets
 resulting from
 operations.............        --        --      80,707      8,701        --
                           --------  -------- ----------  ---------   --------
FROM CAPITAL
 TRANSACTIONS
Deposits................        --        --         --         --         --
Benefit payments........        --        --         --         --         --
Payments on termination.        --        --         --         --         --
Contract administration
 charges................        --        --      (2,118)      (570)       --
Transfers among the sub-
 accounts and with the
 Fixed Account--net.....        --        --     174,001     77,773        --
                           --------  -------- ----------  ---------   --------
Change in net assets
 resulting from capital
 transactions...........        --        --     171,883     77,203        --
                           --------  -------- ----------  ---------   --------
INCREASE (DECREASE) IN
 NET ASSETS.............        --        --     252,590     85,904        --
NET ASSETS AT BEGINNING
 OF PERIOD..............        --        --      85,904        --         --
                           --------  -------- ----------  ---------   --------
NET ASSETS AT END OF
 PERIOD.................   $    --   $    --  $  338,494  $  85,904   $    --
                           ========  ======== ==========  =========   ========

--------
(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999.


                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                    For the Period Ended December 31,
                          ----------------------------------------------------------
                                AIM Variable Insurance Funds Sub-Accounts
                          ----------------------------------------------------------
                            Diversified          Global
                               Income          Utilities      Government Securities
                          -----------------  ---------------  ----------------------
                            1999     1998     1999     1998      1999        1998
                          --------  -------  -------  ------  ----------  ----------
FROM OPERATIONS
Net investment income
 (loss).................  $ 15,077  $ 2,228  $   278  $   34  $     (113) $    1,385
Net realized gains
 (losses)...............      (297)      36       32      37          26       2,169
Change in unrealized
 gains (losses).........   (16,900)  (2,262)   6,432      90      (3,355)      1,914
                          --------  -------  -------  ------  ----------  ----------
Change in net assets
 resulting from
 operations.............    (2,120)       2    6,742     161      (3,442)      5,468
                          --------  -------  -------  ------  ----------  ----------
FROM CAPITAL
 TRANSACTIONS
Deposits................    12,500      --       --      --          --          --
Benefit payments........       --       --       --      --          --          --
Payments on termination.       --       --       --      --          --          --
Contract administration
 charges................    (2,669)    (423)    (256)     (3)     (1,090)       (851)
Transfers among the sub-
 accounts and with the
 Fixed Account--net.....   220,844   37,974   19,553   1,500         --       65,949
                          --------  -------  -------  ------  ----------  ----------
Change in net assets
 resulting from capital
 transactions...........   230,675   37,551   19,297   1,497      (1,090)     65,098
                          --------  -------  -------  ------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS.............   228,555   37,553   26,039   1,658      (4,532)     70,566
NET ASSETS AT BEGINNING
 OF PERIOD..............    37,553      --     1,658     --       70,566         --
                          --------  -------  -------  ------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................  $266,108  $37,553  $27,697  $1,658  $   66,034  $   70,566
                          ========  =======  =======  ======  ==========  ==========


                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                     For the Period Ended December 31,
                                ------------------------------------------------
                                 AIM Variable Insurance Funds Sub-Accounts
                                ------------------------------------------------
                                                                          High
                                     Growth         Growth and Income    Yield
                                ------------------  ------------------  --------
                                  1999      1998      1999      1998    1999 (a)
                                --------  --------  --------  --------  --------
FROM OPERATIONS
Net investment income (loss)..  $ 16,257  $  6,278  $    217  $  1,659  $    --
Net realized gains (losses)...     3,110       611       866       267       --
Change in unrealized gains
 (losses).....................    79,097     9,305    60,418    21,282       --
                                --------  --------  --------  --------  --------
Change in net assets resulting
 from operations..............    98,464    16,194    61,501    23,208       --
                                --------  --------  --------  --------  --------
FROM CAPITAL TRANSACTIONS
Deposits......................     2,500       --        --        --        --
Benefit payments..............       --        --        --        --        --
Payments on termination.......       --        --        --        --        --
Contract administration
 charges......................    (3,447)     (626)   (3,044)   (1,422)      --
Transfers among the sub-
 accounts and with the Fixed
 Account--net.................   332,859    89,347    38,646   151,936       --
                                --------  --------  --------  --------  --------
Change in net assets resulting
 from capital transactions....   331,912    88,721    35,602   150,514       --
                                --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.......................   430,376   104,915    97,103   173,722       --
NET ASSETS AT BEGINNING OF
 PERIOD.......................   104,915       --    173,722       --        --
                                --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD...  $535,291  $104,915  $270,825  $173,722  $    --
                                ========  ========  ========  ========  ========

--------
(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999.



                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                     For the Period Ended December 31,
                          ------------------------------------------------------------
                                 AIM Variable Insurance Funds Sub-Accounts
                          ------------------------------------------------------------
                           International
                              Equity            Money Market              Value
                          ----------------  ----------------------  ------------------
                           1999     1998       1999        1998       1999      1998
                          -------  -------  -----------  ---------  --------  --------
FROM OPERATIONS
Net investment income
 (loss).................  $ 2,219  $    72  $       188  $     123  $  9,882  $  6,550
Net realized gains
 (losses)...............       18       24          --         --      3,076       663
Change in unrealized
 gains (losses).........   21,065   (1,039)         --         --    120,054    14,196
                          -------  -------  -----------  ---------  --------  --------
Change in net assets
 resulting from
 operations.............   23,302     (943)         188        123   133,012    21,409
                          -------  -------  -----------  ---------  --------  --------
FROM CAPITAL
 TRANSACTIONS
Deposits................      --       --     1,402,277    589,696    40,000       --
Benefit payments........      --       --           --         --        --        --
Payments on termination.      --       --           --         --        --        --
Contract administration
 charges................     (615)    (389)        (967)       (64)   (5,964)     (752)
Transfers among the sub-
 accounts and with the
 Fixed Account--net.....   23,076   32,972   (1,360,068)  (589,743)  552,928   131,479
                          -------  -------  -----------  ---------  --------  --------
Change in net assets
 resulting from capital
 transactions...........   22,461   32,583       41,242       (111)  586,964   130,727
                          -------  -------  -----------  ---------  --------  --------
INCREASE (DECREASE) IN
 NET ASSETS.............   45,763   31,640       41,430         12   719,976   152,136
NET ASSETS AT BEGINNING
 OF PERIOD..............   31,640      --            12        --    152,136       --
                          -------  -------  -----------  ---------  --------  --------
NET ASSETS AT END OF
 PERIOD.................  $77,403  $31,640  $    41,442  $      12  $872,112  $152,136
                          =======  =======  ===========  =========  ========  ========


                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Glenbrook Life AIM Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

   Glenbrook Life issues the AIM Lifetime Plussm Variable Life, a modified single premium variable life insurance contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (the "Funds"):

  .Aggressive Growth                      .Growth
  .Balanced                               .Growth and Income
  .Capital Appreciation                   .High Yield
  .Capital Development                    .International Equity
  .Diversified Income                     .Money Market
  .Global Utilities                       .Value
  .Government Securities

   Glenbrook Life provides insurance and administrative services to the contractholders for a fee.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Valuation of Investments--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

   Investment Income--Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

   Realized Gains and Losses--Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

   Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

3. EXPENSES

   Monthly Deductions--Glenbrook Life charges each contractholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is determined based upon several variables, including the contractholder's death benefit amount and Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten contract years. Glenbrook Life deducts a monthly administrative fee of .25% of the Account value.

   Mortality and Expense Risk Charge--Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

   Annual Maintenance Fee--Glenbrook Life deducts an annual maintenance fee of $35 on each contract anniversary. This charge will be waived on contracts with aggregate premiums that exceed $50,000.

4. UNITS ISSUED AND REDEEMED

                                              Unit activity during 1999:
                                           ---------------------------------
                                                                             Accumulation Unit
                         Units Outstanding Units   Units   Units Outstanding       Value
                         December 31, 1998 Issued Redeemed December 31, 1999 December 31, 1999
                         ----------------- ------ -------- ----------------- -----------------
                                               (Units in whole amounts)
Investments in the Aim
 Variable Insurance
 Funds Sub-Accounts:
 Aggressive Growth......         --           --      --           --             $  --
 Balanced...............         --           --      --           --                --
 Capital Appreciation...       7,703       13,648    (178)      21,173             15.98
 Capital Development....         --                                --                --
 Diversified Income.....       3,608       27,401  (4,712)      26,297             10.12
 Global Utilities.......         135        1,588     (20)       1,703             16.26
 Government Securities..       6,332          --     (105)       6,227             10.60
 Growth.................       7,910       24,614  (2,422)      30,102             17.78
 Growth and Income......      13,824        2,592    (223)      16,193             16.72
 High Yield.............         --           --      --           --                --
 International Equity...       2,799        1,707     (51)       4,455             17.37
 Money Market...........         --         4,957  (1,147)       3,810             10.88
 Value..................      11,674       42,894  (2,598)      51,970             16.78

Part II - Other Information

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATIONS AS TO FEES AND CHARGES

The Depositor, Glenbrook Life and Annuity Company, represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

REPRESENTATIONS PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 ("Investment Company Act").

RULE 484 UNDERTAKING

The By-Laws of Glenbrook Life and Annuity Company ("Depositor") which are incorporated herein by reference as Exhibit 1 (A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settle by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

Facing Sheet
Prospectus consisting of [__] pages
Undertaking to File Reports
Representation as to Fees and Charges
Representations Pursuant to Rule 6e-3(T)
Rule 484 Undertaking
The Signatures
Written consents of the following persons:
         (a)  Freedman, Levy, Kroll & Simonds
         (b)  Deloitte & Touche LLP

The following exhibits:

1. The following exhibits are required by Article IX, paragraph A of the Form N-8B-2, and, unless otherwise noted, are filed herewith:

     (1) Form of resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the AIM Variable Life Separate Account A.*

     (2)   Not applicable.

     (3)   (a) Form of Principal  Underwriting  Agreement.**
           (b) Form of Selling Agreement.**
           (c) See Exhibit 1(A)(3)(b).

     (4)   Not applicable.

      (5)  Specimen Contract.**

      (6)(a) Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company.***

         (b) Amended and Restated By-laws of Glenbrook Life and Annuity Company.***

      (7)     Not applicable.

      (8)     Form of Participation Agreement.****

      (9)     Not Applicable.

      (10)    Form of Application for Contract.**

2.    Opinion of Counsel as to the legality of the securities being registered.

      (a)  Illinois**
      (b)  Arizona*****

3.    Not applicable.

4.    Not applicable.

5.    Not applicable.

6.    Not applicable.

7. Powers of Attorney for Thomas J. Wilson II, Michael J. Velotta, Sarah R. Donahue, Brent H. Hamann, John R. Hunter, Kevin R. Slawin, Timothy N. Vander Pas, G. Craig Whitehead, and Samuel J. Pilch.

8.    Consents:
      (1) Freedman Levy Kroll & Simonds
      (2) Deloitte & Touche LLP

9.    Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii).**

10.   Actuarial Opinion and Consent.

11.   Hypothetical Illustration .

* Previously filed in the initial filing to this Registration Statement (File No. 333-25045) dated April 11, 1997.

** Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-25045) dated July 25, 1997.

*** Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.

**** Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996.

***** Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-25045) dated April 30, 1999.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life AIM Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village or Northfield, and State of Illinois, on the 28h day of April, 2000.


               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


(SEAL)



Attest:/s/JOANNE M. DERRIG                           By:/s/MICHAEL J. VELOTTA
Assistant Secretary, Assistant General               Michael J. Velotta
Counsel and Chief Compliance Officer                 Vice President, Secretary
                                                     and General Counsel


Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 28th day of April, 2000.



*/THOMAS J. WILSON, II              President, Chief Operating Officer
Thomas J. Wilson, II                and Director, (Principal Executive Officer)



/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                  General Counsel and Director

*/JOHN R. HUNTER                    Vice President and Director
John R. Hunter



*/KEVIN R. SLAWIN                   Vice President and Director
Kevin R. Slawin                     (Principal Financial Officer)



*/SAMUEL H. PILCH                   Controller
Samuel H. Pilch                     (Principal Accounting Officer)



*/SARAH R. DONAHUE                  Assistant Vice President and Director
Sarah R. Donahue



*/TIMOTHY N. VANDER PAS             Assistant Vice President and Director
Timothy N. VanderPas



*/BRENT H. HAMANN                   Director
Brent H. Hamann



*/G. CRAIG WHITEHEAD                Assistant Vice President and Director
G. Craig Whitehead



*/By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No.                 Description
-------------               --------------

7                           Powers of Attorney for Thomas J. Wilson, II,
                            Michael J. Velotta, Sarah R. Donahue, Brent H.
                            Hamann, John R. Hunter, G. Craig Whitehead,
                            Kevin R. Slawin, Timothy N. VanderPas, and Samuel J.
                            Pilch
8(1)                        Consent of Freedman, Levy, Kroll & Simonds
8(2)                        Independent Auditors' Consent
10                          Actuarial Opinion and Consent
11                          Hypothetical Illustration